THE COMPANY AND BASIS OF PRESENTATION - Corrected Consolidated Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	$ 2,417	$ 15,107	$ (14,438)	$ (18,543)	$ (3,705)	$ 13,104	$ (14,438)	$ 13,104	$ (8,210)	$ (14,438)	$ 13,104	$ (14,438)	$ 13,104
Net loss	(9,107)	(13,624)	3,013	14,246	(15,759)	(18,474)	(10,611)	(34,233)	(117,520)	(19,718)	(19,987)	(22,931)	(33,584)
Balance, ending	(5,894)	2,417	15,107	(2,247)	(18,543)	(3,705)	2,417	(18,543)	115,630	(5,894)	(2,247)	(8,210)	(14,438)
Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance costs for underwritten public offering													0
Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	431,527	430,593	404,061	400,605	399,684	398,019	404,061	398,019	433,220	404,061	398,019	404,061	398,019
Balance, ending	432,323	431,527	430,593	402,655	400,605	399,684	431,527	400,605	674,580	432,323	402,655	433,220	404,061
Additional Paid-In Capital | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance costs for underwritten public offering													0
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	(429,111)	(415,487)	(418,500)	(419,149)	(403,390)	(384,916)	(418,500)	(384,916)	(441,431)	(418,500)	(384,916)	(418,500)	(384,916)
Net loss	(9,107)	(13,624)	3,013	14,246	(15,759)	(18,474)			(117,520)	(19,718)		(22,931)	(33,584)
Balance, ending	(438,218)	(429,111)	(415,487)	(404,903)	(419,149)	(403,390)	(429,111)	(419,149)	$ (558,951)	(438,218)	(404,903)	(441,431)	(418,500)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	15,414	26,837	(2,904)	(7,961)	4,957	21,573	(2,904)	21,573		(2,904)	21,573	(2,904)	21,573
Net loss	(8,172)	(12,357)	3,209	14,978	(13,119)	(18,281)	(9,148)	(31,400)		(17,320)	(16,422)		(29,799)
Balance, ending	8,038	15,414	26,837	9,067	(7,961)	4,957	15,414	(7,961)		8,038	9,067		(2,904)
As Previously Reported | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance costs for underwritten public offering													(720)
As Previously Reported | Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning			404,061			398,739	404,061	398,739		404,061	398,739	404,061	398,739
Balance, ending													404,061
As Previously Reported | Additional Paid-In Capital | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance costs for underwritten public offering													(720)
As Previously Reported | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning			(406,966)			(377,167)	(406,966)	(377,167)		(406,966)	(377,167)	(406,966)	(377,167)
Net loss													(29,799)
Balance, ending													(406,966)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	(12,997)	(11,730)	(11,534)	(10,582)	(8,662)	(8,469)	(11,534)	(8,469)		(11,534)	(8,469)	(11,534)	(8,469)
Net loss	(935)	(1,267)	(196)	(732)	(2,640)	(193)	(1,463)	(2,833)		(2,398)	(3,565)		(3,785)
Balance, ending	$ (13,932)	$ (12,997)	(11,730)	$ (11,314)	$ (10,582)	(8,662)	(12,997)	(10,582)		(13,932)	(11,314)		(11,534)
Restatement Adjustment | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance costs for underwritten public offering													720
Restatement Adjustment | Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning			0			(720)	0	(720)		0	(720)	0	(720)
Balance, ending													0
Restatement Adjustment | Additional Paid-In Capital | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance costs for underwritten public offering													720
Restatement Adjustment | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning			$ (11,534)			$ (7,749)	$ (11,534)	$ (7,749)		$ (11,534)	$ (7,749)	$ (11,534)	(7,749)
Net loss													(3,785)
Balance, ending													$ (11,534)